Deferred tax	6 Months Ended
Dec. 31, 2020
Deferred tax
Deferred tax

17         Deferred tax

Deferred tax assets and liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset) for financial reporting purposes:

	31 December	30 June	31 December
	2020	2020	2019
	£’000	£’000	£’000
US deferred tax assets	(61,786)	(58,362)	(53,862)
UK deferred tax liabilities	30,851	31,337	37,766
Net deferred tax asset	(30,935)	(27,025)	(16,096)

The movements in the net deferred tax asset are as follows:

	31 December	30 June	31 December
	2020	2020	2019
	£’000	£’000	£’000
At the beginning of the period	(27,025)	(26,550)	(26,550)
(Credited)/expensed to the statement of profit or loss (note 10)	(2,046)	1,426	10,779
Credited to other comprehensive income (note 10)	(1,864)	(1,901)	(325)
At the end of the period	(30,935)	(27,025)	(16,096)

Significant estimates – recognition of deferred tax assets

Deferred tax assets are recognized only to the extent that it is probable that the associated deductions will be available for use against future profits and that there will be sufficient future taxable profit available against which the temporary differences can be utilized, provided the asset can be reliably quantified. In estimating future taxable profit, management use “base case” approved forecasts which incorporate a number of assumptions, including a prudent level of future uncontracted revenue in the forecast period. In arriving at a judgment in relation to the recognition of deferred tax assets, management considers the regulations applicable to tax and advice on their interpretation. Future taxable income may be higher or lower than estimates made when determining whether it is appropriate to record a tax asset and the amount to be recorded. Furthermore, changes in the legislative framework or applicable tax case law may result in management reassessing the recognition of deferred tax assets in future periods.

(1) At 31 December 2020 there is an unrecognized US deferred tax asset of £30,282,000 (31 December 2019: £22,672,000) in respect of foreign tax credits in the US. At 31 December 2020, the Group had no unrecognized UK deferred tax assets (31 December 2019: £nil).